Financial Instruments and Risk Management - Summary of Risk of Increase in Inflation Sensitive Analysis (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		R$ 7,453	R$ 5,701
Net assets (liabilities) exposed		(46)	R$ (407)	R$ 1,350	R$ 1,107
Probable Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	R$ 4,563
Financial liabilities	(5,010)
Net assets (liabilities) exposed	(447)
Probable Scenario [Member] | Loans, financings and debentures [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(3,964)
Probable Scenario [Member] | Debt agreed with pension fund [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(751)
Probable Scenario [Member] | Forluz deficit of pension plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(295)
Probable Scenario [Member] | IPCA [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net effect of variation in IPCA and IGP-M indices	(18)
Probable Scenario [Member] | Infrastructure -Distribution [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	116
Probable Scenario [Member] | Transmission Indemnity receivable [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	2,010
Probable Scenario [Member] | Concession Grant Fee [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	2,437
Possible Scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	4,610
Financial liabilities	(5,061)
Net assets (liabilities) exposed	(451)
Possible Scenario [member] | Loans, financings and debentures [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(4,004)
Possible Scenario [member] | Debt agreed with pension fund [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(759)
Possible Scenario [member] | Forluz deficit of pension plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(298)
Possible Scenario [member] | IPCA [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net effect of variation in IPCA and IGP-M indices	(22)
Possible Scenario [member] | Infrastructure -Distribution [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	117
Possible Scenario [member] | Transmission Indemnity receivable [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	2,031
Possible Scenario [member] | Concession Grant Fee [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	2,462
Remote Scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	4,657
Financial liabilities	(5,113)
Net assets (liabilities) exposed	(456)
Remote Scenario [member] | Loans, financings and debentures [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(4,045)
Remote Scenario [member] | Debt agreed with pension fund [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(767)
Remote Scenario [member] | Forluz deficit of pension plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(301)
Remote Scenario [member] | IPCA [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net effect of variation in IPCA and IGP-M indices	(27)
Remote Scenario [member] | Infrastructure -Distribution [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	118
Remote Scenario [member] | Transmission Indemnity receivable [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	2,052
Remote Scenario [member] | Concession Grant Fee [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	R$ 2,487
Book value [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		4,376
Financial liabilities		(4,805)
Net assets (liabilities) exposed		(429)
Book value [member] | Loans, financings and debentures [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(3,801)
Book value [member] | Debt agreed with pension fund [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(721)
Book value [member] | Forluz deficit of pension plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(283)
Book value [member] | Infrastructure -Distribution [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		111
Book value [member] | Transmission Indemnity receivable [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		1,928
Book value [member] | Concession Grant Fee [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		R$ 2,337